Note 23 - Cash and Cash Equivalents - Exposure to Risk (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Overdraft facility of Stanbic Bank, RTG [member]
Statement Line Items [Line Items]
Denomination	$ 350,000
Balance drawn	0
Overdraft facility of Stanbic Bank, USD [member]
Statement Line Items [Line Items]
Denomination	4,000
Balance drawn	3,800
Overdraft facility of Ecobank [member]
Statement Line Items [Line Items]
Denomination	5,000
Balance drawn	5,000
Nedbank Zimbabwe [member]
Statement Line Items [Line Items]
Denomination	3,500
Balance drawn	3,400
Nedbank Zimbabwe term loan [member]
Statement Line Items [Line Items]
Denomination	3,500
Balance drawn	3,500
Overdraft facility for CABS Bank of Zimbabwe [member]
Statement Line Items [Line Items]
Denomination	2,000
Balance drawn	$ 2,000